Boyar Value Fund, Inc.

Incorporated herein by reference is the definitive version of the supplement for Boyar Value Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 8, 2013 (SEC Accession No. 0000910472-13-001742).